Intangible Assets Net (Details) - Schedule of Future Estimated Amortization Expense of Intangible Assets	Dec. 31, 2022 USD ($)
Schedule of Future Estimated Amortization Expense of Intangible Assets [Abstract]
By December 31, 2023	$ 100,552
By December 31, 2024	93,173
By December 31, 2025	90,121
By December 31, 2026	86,667
By December 31, 2027	86,654
Thereafter	150,713
Total	$ 607,880